STOCKHOLDERS' DEFICIENCY (Common Stock Issued to Employees for Services with Vesting Terms) (Details) - USD ($)	1 Months Ended	12 Months Ended			24 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees		1,400,000
Fair value of shares issued to employees		$ 420,000			$ 683,000
Shares vested (value)		43,786	$ 329,511
Reclassication of unvested, issued common stock to paid-in capital		149,714
Common stock issued for services, value		338,900
Stock-based compensation expense not yet recognized	$ 310,000	$ 310,000			$ 310,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees		1,000,000
2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares	40,000	790,972
Common stock issued for services, value	$ 14,800	$ 294,100
Vesting 16 to 60 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees				700,000
Fair value of shares issued to employees				$ 189,000
Vesting 31 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted		31 months
Shares issued to employees			100,000
Fair value of shares issued to employees			$ 36,000
Vesting 24 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted		24 months
Shares issued to employees		100,000
Fair value of shares issued to employees		$ 38,000
Vesting 12 to 36 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees		1,000,000
Vesting Immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees		400,000
Minimum [Member] | Vesting 16 to 60 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted		16 months
Minimum [Member] | Vesting 12 to 36 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted		12 months
Maximum [Member] | Vesting 16 to 60 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted		60 months
Maximum [Member] | Vesting 12 to 36 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted		36 months